Loans Payable – Related Parties (Details)		1 Months Ended					12 Months Ended
	Sep. 30, 2023 USD ($) shares	Jun. 30, 2024	Mar. 31, 2024 USD ($)	Mar. 31, 2024 GBP (£)	Aug. 31, 2023 USD ($)	Jul. 31, 2023 GBP (£)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 GBP (£)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 GBP (£)	Jul. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 GBP (£)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 GBP (£)
Loans Payable – Related Parties [Line Items]
Exchange for cash consideration	$ 270,000				$ 75,000	£ 58,000	$ 77,623		$ 75,619
Borrowed additional amount							$ 5,353									£ 4,000
Outstanding principal and interest															$ 270,563
Issuance of shares (in Shares) | shares	8,767
Loans bear interest			10.00%	10.00%			5.00%	5.00%
Facility’s outstanding principal											$ 11,820
Outstanding principal balance				£ 320,646			$ 291,305
Accrued and unpaid interest							14,565
Loan’s outstanding principal amount												$ 37,198	£ 32,337
Loans payable, percentage		30.00%
Interest expense - related parties							343,333
Facility Agreement [Member]
Loans Payable – Related Parties [Line Items]
Aggregate amount			$ 500,000
July 2023 Loan [Member]
Loans Payable – Related Parties [Line Items]
Loan bears interest rate						5.00%
August 2023 Loan [Member]
Loans Payable – Related Parties [Line Items]
Loan bears interest rate					5.00%
September 2023 Loan [Member]
Loans Payable – Related Parties [Line Items]
Loan bears interest rate	5.00%
Shareholder 2024 Loans
Loans Payable – Related Parties [Line Items]
Aggregate principal balance							$ 1,105,639
Loan Payable [Member]
Loans Payable – Related Parties [Line Items]
Loan payable term							3 years	3 years
Unpaid Interest [Member]
Loans Payable – Related Parties [Line Items]
Accrued and unpaid interest							$ 215,637		1,771
Loans Payable [Member]
Loans Payable – Related Parties [Line Items]
Loan repaid				£ 395,000			528,640							$ 50,000
Loans bear interest			4.00%	4.00%
Outstanding principal balance							429,131
Accrued and unpaid interest				£ 115,433			154,487
Related Party [Member]
Loans Payable – Related Parties [Line Items]
Accrued and unpaid interest | £								£ 10,883
Interest payable - related parties, net of current portion	$ 1,771						46,585		1,771
Interest payable – related parties, current							169,052
Related Party [Member]
Loans Payable – Related Parties [Line Items]
Outstanding principal balance | £										£ 217,663
Interest expense - related parties							206,733		$ 1,776
Promissory Notes [Member] | Shareholder 2024 Loans
Loans Payable – Related Parties [Line Items]
Aggregate principal balance							$ 248,000